American Century Government Income Trust | CAPITAL PRESERVATION FUND

American Century Government Income Trust Summary Prospectus and Prospectus Supplement Capital Preservation Fund
Supplement dated July 11, 2017 ■ Summary Prospectus and Prospectus dated April 10, 2017

The following replaces the Average Annual Total Returns table on page 3 of the summary prospectus and the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years
Investor Class	0.01%	0.01%	0.60%

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
American Century Government Income Trust | CAPITAL PRESERVATION FUND | CAPITAL PRESERVATION FUND INVESTOR CLASS	Investor Class	0.01%	0.01%	0.60%